UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23179

The Relative Value Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2217

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Semi-Annual Report
September 30, 2020
(Unaudited)
THE RELATIVE
VALUE FUND
CIA Class Shares – VFLEX
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Relative Value Fund’s (the “Fund’s”) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund, c/o UMB Fund Services at 235 West Galena Street, Milwaukee, WI 53212, or by calling toll-free at 1 (877) 779-1999. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary. You may elect to receive all future reports in paper free of charge.
You can inform the Fund or your financial intermediary, as applicable, that you wish to continue to receive paper copies of your shareholder reports by contacting them directly. Your election to receive reports in paper will apply to the Fund and all funds held through your financial intermediary, as applicable.

Vivaldi Asset Management, LLC | 225 W. Wacker Dr. | Suite 2100 | Chicago, IL 60606 | P: 312.248.8300

The Relative Value Fund
This report and the financial statements contained herein are provided for the general information of the shareholders of The Relative Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

The Relative Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES – 19.2%
$217,175	Adjustable Rate Mortgage Trust Series 2006-1, Class 2A1, 3.986%, 3/25/20361,2,3	$155,989
173,028	Aqua Finance Trust Series 2019-A, Class A, 3.140%, 7/16/20402,4	178,222
150,000	Series 2020-AA, Class B, 2.790%, 7/17/20462,4	151,962
150,000	Series 2020-AA, Class C, 3.970%, 7/17/20462,4	151,619
300,000	Avant Loans Funding Trust Series 2019-B, Class B, 3.150%, 10/15/20262,4	301,630
500,000	Bunker Hill Loan Depositary Trust Series 2019-3, Class M1, 3.269%, 11/25/20591,2,4,5	501,854
270,711	CHL Mortgage Pass-Through Trust Series 2007-8, Class 1A12, 5.875%, 1/25/20381,2	197,652
	Connecticut Avenue Securities Trust
250,000	Series 2019-R04, Class 2B1, 5.398% (1-Month USD Libor+525 basis points), 6/25/20392,3,4,6	226,944
250,000	Series 2020-R02, Class 2B1, 3.148% (1-Month USD Libor+300 basis points), 1/25/20402,3,4,6	192,053
100,000	Connecticut Avenue Securities Trust Series 2019-R02, Class 1B1, 4.298% (1-Month USD Libor+415 basis points), 8/25/20312,3,4,6	96,335
	Deephaven Residential Mortgage Trust
200,000	Series 2019-3A, Class B1, 4.258%, 7/25/20591,2,3,4	196,670
250,000	Series 2018-2A, Class M1, 4.375%, 4/25/20581,2,3,4	254,986
155,988	DSLA Mortgage Loan Trust Series 2006-AR2, Class 1A1A, 0.346% (1-Month USD Libor+19 basis points), 10/19/20362,3,6	134,529
73,807	Fannie Mae Connecticut Avenue Securities Series 2018-C04, Class 2M2, 2.698% (1-Month USD Libor+255 basis points), 12/25/20302,3,6	72,819
150,000	Foursight Capital Automobile Receivables Trust Series 2019-1, Class E, 4.300%, 9/15/20252,4	154,020
200,000	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HRP1, Class B1, 4.748% (1-Month USD Libor+460 basis points), 12/25/20422,3,6	175,340
316,829	Series 2016-DNA2, Class M3, 4.798% (1-Month USD Libor+465 basis points), 10/25/20282,3,6	330,544
419,000	GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ3, Class B5, 3.466%, 10/25/20501,2,3,4	196,143
206,474	GSR Mortgage Loan Trust Series 2007-AR1, Class 2A1, 3.408%, 3/25/20471,2,3	168,647
150,000	Homeward Opportunities Fund I Trust Series 2019-1, Class B1, 4.800%, 1/25/20591,2,3,4	153,546

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$350,000	JFIN CLO 2013 Ltd Series 2013-1A, Class DR, 7.642% (3-Month USD Libor+737 basis points), 1/20/20302,3,4,6	$316,750
249,212	Legacy Mortgage Asset Trust Series 2018-GS1, Class A1, 4.000%, 3/25/20582,4,5	252,776
250,000	Magnetite XVI Ltd. Series 2015-16A, Class F, 6.772% (3-Month USD Libor+650 basis points), 1/18/20282,3,4,6	193,915
375,000	Monroe Capital Mml Clo X Ltd. Series 2020-1A, Class E, 9.078% (3-Month USD Libor+885 basis points), 8/20/20312,3,4,6	372,135
121,528	Mosaic Solar Loan Trust Series 2019-1A, Class B, , 12/21/20432,4	110,644
	Multifamily Connecticut Avenue Securities Trust
236,294	Series 2019-01, Class M7, 1.848% (1-Month USD Libor+170 basis points), 10/15/20492,3,4,6	227,064
99,728	Series 2020-01, Class M7, 2.098% (1-Month USD Libor+195 basis points), 3/25/20502,3,4,6	97,227
100,000	Series 2020-01, Class M10, 3.898% (1-Month USD Libor+375 basis points), 3/25/20502,3,4,6	93,783
100,000	Series 2020-01, Class CE, 7.648% (1-Month USD Libor+750 basis points), 3/25/20502,3,4,6	84,420
369,193	Nomura Asset Acceptance Corp. Alternative Loan Trust Series Series 2006-AP1, Class A3, 5.654%, 1/25/20361,2,3	164,704
	Palmer Square CLO Ltd.
1,000,000	Series 2019-1A, Class SUB, 0.00%, 4/20/20272,3,4	816,330
2,250,000	Series 2020-4A, Class SUB, 0.00%, 4/20/20277	2,250,000
	Palmer Square Loan Funding Ltd.
1,000,000	Series 2019-3A, Class SUB, 0.00%, 8/20/20272,3,4	767,426
1,500,000	Series 2019-4A, Class SUB, 0.00%, 10/24/20272,3,4	1,266,657
1,250,000	Series 2020-1A, Class SUB, 0.00%, 2/20/20282,3,4	1,185,454
650,000	Series 2020-2A, Class SUB, 0.00%, 4/20/20282,3,4	639,016
1,250,000	Series 2020-3A, Class SUB, 0.00%, 7/20/20282,3,4	1,337,300
250,000	PRPM LLC Series 2019-4A, Class A2, 4.654%, 11/25/20242,4,5	241,987
500,000	Radnor Ltd. Series 2019-1, Class M2, 3.348% (1-Month USD Libor+320 basis points), 2/25/20292,3,4,6	481,329
	Residential Mortgage Loan Trust
400,000	Series 2019-3, Class B2, 5.664%, 9/25/20591,2,3,4	368,774
500,000	Series 2020-2, Class B2, 5.400%, 5/25/20601,2,3,4	483,326

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$250,000	Saranac Clo VIII Ltd. Series 2020-8A, Class E, 8.373% (3-Month USD Libor+812 basis points), 2/20/20332,3,4,6	$208,909
250,000	Upstart Securitization Trust Series 2018-1, Class D, 6.147%, 8/20/20252,4	249,110
300,000	Verus Securitization Trust Series 2020-2, Class B1, 5.360%, 5/25/20601,2,3,4	303,699
42,098	WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR18, Class 3A1, 3.185%, 1/25/20372,3	38,423
269,602	Wells Fargo Mortgage Loan Trust Series 2010-RR2, Class 1A4, 3.320%, 9/27/20351,2,3,4	224,391
100,000	XCALI Mortgage Trust Series 2020-1, Class B1, 9.150% (1-Month USD Libor+750 basis points), 1/22/20232,3,4,6	96,657
	TOTAL ASSET-BACKED SECURITIES (Cost $16,777,008)	16,863,710
	BANK LOANS – 10.7%
1,055,005	BCP Special Opportunities Fund II Holdings LP 13.000%, 1/29/20257	1,055,005
406,942	12.000%, 1/29/20257	406,942
	BJ Services
475,000	11.830%, 1/3/20237	460,750
2,381,307	11.830%, 1/3/20237	2,500,000
566,850	Juul 9.500%, 8/1/20237	561,181
232,792	Premier Brands Group Holdings LLC 9.115%, 3/20/20247	231,861
	Wellbore Integrity Solutions, LLC
2,212,500	8.500%, 12/31/20247	2,190,375
2,004,520	12.500%, 12/31/20247	1,984,475
	TOTAL BANK LOANS (Cost $9,256,123)	9,390,589

Number of Shares		Value
	CLOSED-END FUNDS – 37.5%
17,864	Aberdeen Emerging Markets Equity Income Fund, Inc.1	115,759
13,242	Aberdeen Total Dynamic Dividend Fund1	105,141
3,272	BlackRock California Municipal Income Trust	43,158
19,085	BlackRock Debt Strategies Fund, Inc.1	189,705
4,806	BlackRock New York Municipal Bond Trust	75,598
8,563	BlackRock New York Municipal Income Quality Trust	111,918
23,768	BlackRock Resources & Commodities Strategy Trust1	141,420

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
9,187	BrandywineGLOBAL Global Income Opportunities Fund, Inc.1	$105,742
4,183	Calamos Long/Short Equity & Dynamic Income Trust	60,737
340,994	Cliffwater Corporate Lending Fund – Class I	3,529,283
8,499	Clough Global Equity Fund	95,274
17,072	Clough Global Opportunities Fund1	159,452
3,223	DTF Tax-Free Income, Inc.	46,540
48,588	Eaton Vance Floating-Rate Income Plus Fund	681,204
11,857	Eaton Vance Ltd. Duration Income Fund1	134,103
5,333	Eaton Vance Senior Income Trust	31,305
4,821	First Eagle Senior Loan Fund	59,780
15,898	First Trust MLP and Energy Income Fund	73,767
5,953	First Trust New Opportunities MLP & Energy Fund	21,431
858	First Trust Senior Floating Rate 2022 Target Term Fund	7,242
218,550	Griffin Institutional Access Credit Fund – Class I	5,017,911
12,128	Highland Global Allocation Fund/CEF	75,194
561	Highland Income Fund1	4,819
6,460	Invesco High Income Trust II	79,200
11,605	Kayne Anderson NextGen Energy & Infrastructure, Inc.	46,768
12,659	NexPoint Strategic Opportunities Fund1	109,627
4,887	Nuveen Georgia Quality Municipal Income Fund	59,621
4,433	Nuveen Michigan Quality Municipal Income Fund	62,860
5,498	Nuveen Quality Municipal Income Fund	79,831
363,171	Palmer Square Opportunistic Income Fund	6,282,862
23,868	PGIM Global High Yield Fund, Inc.1	316,251
3,724	PGIM High Yield Bond Fund, Inc.1	51,428
10,366	PIMCO Energy & Tactical Credit Opportunities Fund1	64,166
645,192	PIMCO Flexible Credit Income Fund – Class I	5,580,913
12,789	Pioneer Floating Rate Trust	129,169
665,278	Pomona Investment Fund	7,798,022
9,251	Royce Global Value Trust, Inc.	113,602
14,226	Royce Micro-Cap Trust, Inc.1	109,113
6,166	Source Capital, Inc.1	227,217
3,814	Special Opportunities Fund, Inc.	47,325
3,070	Sprott Focus Trust, Inc.1	18,265
15,609	Voya Natural Resources Equity Income Fund	38,086
139,910	Voya Prime Rate Trust1	617,003
26,047	Western Asset Global High Income Fund, Inc.1	251,093
	TOTAL CLOSED-END FUNDS (Proceeds $33,830,061)	32,968,905

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – 3.4%
$237,324	BX Commercial Mortgage Trust Series 2019-XL, Class J, 2.803% (1-Month USD Libor+265 basis points), 10/15/20363,4,6	$231,970
1,077,184	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 1.251%, 2/25/20352,3	21,274
131,000	COMM Mortgage Trust Series 2017-PANW, Class E, 4.127%, 10/10/20293,4	130,089
	Connecticut Avenue Securities Trust
125,391	Series 2019-R01, Class 2M2, 2.598% (1-Month USD Libor+245 basis points), 7/25/20312,3,4,6	125,132
95,124	Series 2019-R03, Class 1M2, 2.298% (1-Month USD Libor+215 basis points), 9/25/20312,3,4,6	95,110
250,000	Series 2019-R06, Class 2B1, 3.898% (1-Month USD Libor+375 basis points), 9/25/20392,3,4,6	213,489
380,000	Connecticut Avenue Securities Trust Series 2019-R07, Class 1B1, 3.548% (1-Month USD Libor+340 basis points), 10/25/20392,3,4,6	325,269
122,367	Series 2019-R05, Class 1M2, 2.148% (1-Month USD Libor+200 basis points), 7/25/20392,3,4,6	121,780
200,000	Deephaven Residential Mortgage Trust Series 2020-2, Class M1, 4.112%, 5/25/20651,2,3,4	208,083
646,844	DSLA Mortgage Loan Trust Series 2004-AR2, Class X2, 2.551%, 11/19/20442,3	35,939
200,000	Foursight Capital Automobile Receivables Trust Series 2020-1, Class F, 4.620%, 6/15/20272,4	188,779
500,000	Homeward Opportunities Fund I Trust Series 2018-1, Class M1, 4.548%, 6/25/20481,2,3,4	504,712
180,594	Luminent Mortgage Trust Series 2006-5, Class A1A, 0.338% (1-Month USD Libor+19 basis points), 7/25/20362,3,6	135,264
215,012	Morgan Stanley Mortgage Loan Trust Series 2006-13AX, Class A2, 0.488% (1-Month USD Libor+34 basis points), 10/25/20362,3,6	111,575
125,513	RALI Trust Series 2006-QA10, Class A1, 0.333% (1-Month USD Libor+19 basis points), 12/25/20362,3,6	117,374
61,529	Series 2005-QS17, Class A10, 6.000%, 12/25/20351,2	60,143
253,661	Series 2006-QS2, Class 1A9, 5.500%, 2/25/20361,2	232,518
100,000	Residential Mortgage Loan Trust Series 2019-2, Class M1, 3.862%, 5/25/20591,2,3,4	102,156
28,366	Velocity Commercial Capital Loan Trust Series 2017-1, Class AFL, 1.398% (1-Month USD Libor+125 basis points), 5/25/20472,3,4,6	28,242
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,012,442)	2,988,898

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 2.3%
	BREWERIES – 0.0%
1,220	Craft Brew Alliance, Inc.*,1	$20,130
	INVESTMENT COMPANIES – 0.8%
11,922	Bain Capital Specialty Finance, Inc.1	121,604
52,404	Barings BDC, Inc.1	419,232
35,589	Oaktree Specialty Lending Corp.1	172,251
		713,087
	MEDICAL PRODUCTS – 0.0%
1,121	Wright Medical Group N.V.*,8	34,235
	NON-HAZARDOUS WASTE DISPOSAL – 0.1%
2,313	Advanced Disposal Services, Inc.*	69,922
	RETAIL-JEWELRY – 0.1%
404	Tiffany & Co.	46,804
	SPECIFIED PURPOSE ACQUISITIONS – 1.3%
574	8i Enterprises Acquisition Corp.*,1,8	5,166
2,247	Agba Acquisition Ltd.*,8	23,324
3,530	Alussa Energy Acquisition Corp. – Class A*,1,8	35,053
2,490	Amplitude Healthcare Acquisition Corp. – Class A*	24,676
1	Apex Technology Acquisition Corp.*,1	12
912	Apex Technology Acquisition Corp. – Class A*,1	9,667
228	Artius Acquisition, Inc.*,8	2,369
143	ARYA Sciences Acquisition Corp. II*,8	1,573
1,299	Brilliant Acquisition Corp.*,8	12,665
1,450	Burgundy Technology Acquisition Corp.*,8	14,457
217	Capstar Special Purpose Acquisition Corp.*	2,214
2,403	CC Neuberger Principal Holdings I – Class A*,8	24,991
1,662	Chardan Healthcare Acquisition 2 Corp.*	16,271
1	Churchill Capital Corp. II*,1	11
1,227	Churchill Capital Corp. II – Class A*,1	12,945
1,542	Churchill Capital Corp. IV*	15,451
1,012	CIIG Merger Corp. – Class A*,1	10,140
1	Collective Growth Corp.*	10
1,816	Collective Growth Corp. – Class A*	17,906
379	dMY Technology Group, Inc. – Class A*	4,836
1,579	East Resources Acquisition Co.*	15,916
2,245	East Stone Acquisition Corp.*,8	22,113
3,106	FG New America Acquisition Corp.*	31,091
1	FinTech Acquisition Corp. III*,1	11
410	FinTech Acquisition Corp. III – Class A*,1	4,227
1,592	Flying Eagle Acquisition Corp. – Class A*	19,359
40	Fortress Value Acquisition Corp. – Class A*	543
594	Fusion Acquisition Corp.*	6,118
3,118	Galileo Acquisition Corp.*,1,8	30,868

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
852	GigCapital2, Inc.*,1	$8,656
1,656	GigCapital3, Inc.*	16,477
3,975	Greenrose Acquisition Corp.*	38,836
3,133	Greenvision Acquisition Corp.*	31,455
53	GS Acquisition Holdings Corp. II*	595
101	GX Acquisition Corp. – Class A*	1,061
585	Haymaker Acquisition Corp. – Class A*,1	5,850
1	Haymaker Acquisition Corp. II*,1	10
506	Healthcare Merger Corp. – Class A*,1	5,136
524	Hennessy Capital Acquisition Corp. III*,1	5,837
2	Hennessy Capital Acquisition Corp. IV*,1	25
1	Insurance Acquisition Corp.*,1	14
152	Insurance Acquisition Corp. – Class A*,1	1,795
3,868	InterPrivate Acquisition Corp.*	38,680
66	Juniper Industrial Holdings, Inc. – Class A*,1	690
68	Kensington Capital Acquisition Corp. – Class A*	1,139
2	Landcadia Holdings II, Inc.*,1	32
1,327	LifeSci Acquisition Corp.*	16,641
1,868	Lionheart Acquisition Corp. II*	18,605
4,087	LIV Capital Acquisition Corp. – Class A*,8	40,257
1,806	Live Oak Acquisition Corp. – Class A*	18,205
629	Malacca Straits Acquisition Co., Ltd.*,8	6,259
4,094	Merida Merger Corp. I*,1	40,326
177	Monocle Acquisition Corp.*,1	1,812
1,220	Mountain Crest Acquisition Corp.*	12,285
2,191	Netfin Acquisition Corp. – Class A*,1,8	22,721
2,202	New Providence Acquisition Corp. – Class A*,1	22,174
1,433	Newborn Acquisition Corp.*,8	14,201
1,580	Orisun Acquisition Corp.*	16,132
1	Osprey Technology Acquisition Corp.*,1	11
1,988	Osprey Technology Acquisition Corp. – Class A*,1	20,258
1,758	Pershing Square Tontine Holdings Ltd. – Class A*	39,889
2,916	Pivotal Investment Corp. II – Class A*,1	33,622
3,507	Property Solutions Acquisition Corp.*	35,386
1,286	PropTech Acquisition Corp. – Class A*,1	14,313
1,843	PTK Acquisition Corp.*	18,780
1,127	RedBall Acquisition Corp.*,8	11,912
520	Replay Acquisition Corp.*,1,8	5,294
1,108	Roth CH Acquisition I Co.*	11,025
1	SC Health Corp.*,1,8	10
124	SC Health Corp. – Class A*,1,8	1,250
732	Schultze Special Purpose Acquisition Corp.*,1	7,452
1	Silver Spike Acquisition Corp.*,1,8	10
2,214	Silver Spike Acquisition Corp. – Class A*,1,8	22,428
1,334	South Mountain Merger Corp. – Class A*,1	13,940

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1	Stable Road Acquisition Corp.*,1	$11
678	Stable Road Acquisition Corp. – Class A*,1	6,834
904	Sustainable Opportunities Acquisition Corp. – Class A*,8	9,221
1,424	Thunder Bridge Acquisition II Ltd. – Class A*,1,8	14,525
728	Trine Acquisition Corp. – Class A*,1	7,862
521	Tuscan Holdings Corp.*,1	5,304
1	Tuscan Holdings Corp. II*,1	10
2,002	Tuscan Holdings Corp. II*,1	20,160
1,990	Union Acquisition Corp. II*,1,8	19,781
1,475	Vistas Media Acquisition Co., Inc.*	14,971
1,451	VPC Impact Acquisition Holdings*,8	14,510
2,638	Yunhong International – Class A*,8	25,958
		1,124,616
	TELECOMMUNICATION EQUIPMENT – 0.0%
210	Acacia Communications Inc*,1	14,154
	TOTAL COMMON STOCKS (Cost $2,047,481)	2,022,948

Principal Amount
	CORPORATE BONDS – 0.1%
	FINANCIALS – 0.1%
$81,190	BlackRock Capital Investment Corp. 5.000%, 6/15/20229	80,141
50,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 9.375%, 4/1/20271,2,4	51,880
		132,021
	TOTAL CORPORATE BONDS (Cost $121,826)	132,021

Number of Shares		Value
	EXCHANGE-TRADED DEBT SECURITIES – 0.7%
	FINANCIALS – 0.7%
554	Capital Southwest Corp. 5.950%, 12/15/20222	13,900
	First Eagle Alternative Capital BDC, Inc.
3,968	6.125%, 10/30/20232	97,871
1,881	6.750%, 12/30/20221,2	46,450
1,757	Monroe Capital Corp. 5.750%, 10/31/20231,2	43,222
4,875	MVC Capital, Inc. 6.250%, 11/30/20221,2	121,925
2,423	Oxford Square Capital Corp. 6.500%, 3/30/20241,2	59,969
2,183	PennantPark Investment Corp. 5.500%, 10/15/20242	52,217

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED DEBT SECURITIES (Continued)
	FINANCIALS (Continued)
3,318	Portman Ridge Finance Corp. 6.125%, 9/30/20221,2	$81,822
1,014	Stellus Capital Investment Corp. 5.750%, 9/15/20221,2	24,944
717	TriplePoint Venture Growth BDC Corp. 5.750%, 7/15/20222	17,932
786	WhiteHorse Finance, Inc. 6.500%, 11/30/20251,2	19,847
		580,099
	TOTAL EXCHANGE-TRADED DEBT SECURITIES (Cost $571,873)	580,099
	MUTUAL FUNDS – 3.9%
299,538	Jones Lang LaSalle Income Property Trust, Inc. – Class M-I1	3,468,649
	TOTAL MUTUAL FUNDS (Cost $3,650,000)	3,468,649
	PRIVATE INVESTMENT FUNDS – 19.8%
158,673	Bailard Real Estate Investment Trust	4,233,388
N/A	DSC Meridian Credit Opportunities Onshore Fund LP	2,327,954
N/A	Linden Investors LP	2,999,988
N/A	Pender Capital Asset Based Lending Fund I, L.P.	1,500,000
2,438	ShoreBridge Point72 Select, LLC	2,944,504
N/A	Walleye Opportunities Fund LP	2,770,539
N/A	Whitebox Asymmetric Opportunities Fund, LP	578,637
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $16,824,378)	17,355,010
	RIGHTS – 0.0%
574	8i Enterprises Acquisition Corp., Expiration Date: December 30, 2020*,8	488
2,247	Agba Acquisition Ltd., Expiration Date: February 13, 2021*,8	517
713	Andina Acquisition Corp. III, Expiration Date: November 7, 2020*,8	207
1,246	Big Rock Partners Acquisition Corp., Expiration Date: November 3, 2020*	249
1,299	Brilliant Acquisition Corp., Expiration Date: March 20, 2022*,8	268
2,245	East Stone Acquisition Corp., Expiration Date: November 3, 2021*,8	490
398	Flying Eagle Acquisition Corp., Expiration Date: February 25, 2027*	1,297
852	GigCapital2, Inc., Expiration Date: August 19, 2022*	281
3,133	Greenvision Acquisition Corp., Expiration Date: August 20, 2022*	1,410
1,220	Mountain Crest Acquisition Corp., Expiration Date: September 24, 2022*	955
1,433	Newborn Acquisition Corp., Expiration Date: August 27, 2022*,8	279
1,580	Orisun Acquisition Corp., Expiration Date: May 1, 2021*	948
2,638	Yunhong International, Expiration Date: November 3, 2021*,8	530
	TOTAL RIGHTS
	(Cost $0)	7,919

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	WARRANTS – 0.1%
574	8i Enterprises Acquisition Corp., Expiration Date: October 1, 2025*,8	$769
2,247	Agba Acquisition Ltd., Expiration Date: May 10, 2024*,8	629
1,765	Alussa Energy Acquisition Corp., Expiration Date: October 31, 2026*,8	1,147
1,245	Amplitude Healthcare Acquisition Corp., Expiration Date: December 1, 2026*	1,544
713	Andina Acquisition Corp. III, Expiration Date: March 6, 2024*,8	235
456	Apex Technology Acquisition Corp., Expiration Date: September 30, 2026*	889
623	Big Rock Partners Acquisition Corp., Expiration Date: December 1, 2022*	174
553	BiomX, Inc., Expiration Date: October 28, 2024*	393
389	Brilliant Acquisition Corp., Expiration Date: December 31, 2025*,8	97
801	CC Neuberger Principal Holdings I, Expiration Date: December 31, 2025*,8	1,442
311	CF Finance Acquisition Corp., Expiration Date: April 30, 2025*	305
1,662	Chardan Healthcare Acquisition 2 Corp., Expiration Date: March 5, 2025*	1,197
409	Churchill Capital Corp. II, Expiration Date: July 24, 2024*	893
506	CIIG Merger Corp., Expiration Date: December 31, 2026*	435
908	Collective Growth Corp., Expiration Date: December 31, 2024*	554
238	Crescent Acquisition Corp., Expiration Date: March 7, 2024*	200
1,679	dMY Technology Group, Inc., Expiration Date: February 21, 2027*	5,037
2,245	East Stone Acquisition Corp., Expiration Date: December 31, 2026*,8	404
205	FinTech Acquisition Corp. III, Expiration Date: December 1, 2023*	316
175	Fortress Value Acquisition Corp., Expiration Date: May 4, 2027*	576
3,118	Galileo Acquisition Corp., Expiration Date: October 31, 2026*,8	1,932
852	GigCapital2, Inc., Expiration Date: July 1, 2024*	775
1,242	GigCapital3, Inc., Expiration Date: July 2, 2025*	795
3,975	Greenrose Acquisition Corp., Expiration Date: May 11, 2024*	934
3,133	Greenvision Acquisition Corp., Expiration Date: October 28, 2024*	1,629
396	GX Acquisition Corp., Expiration Date: May 24, 2026*	634
195	Haymaker Acquisition Corp., Expiration Date: October 31, 2026*,1	197
253	Healthcare Merger Corp., Expiration Date: December 17, 2021*	445
393	Hennessy Capital Acquisition Corp. IV, Expiration Date: September 25, 2025*	908
76	Insurance Acquisition Corp., Expiration Date: March 31, 2024*	211
1,934	InterPrivate Acquisition Corp., Expiration Date: October 29, 2024*	1,576
33	Juniper Industrial Holdings, Inc., Expiration Date: November 13, 2026*	57
812	Kensington Capital Acquisition Corp., Expiration Date: July 1, 2027*	3,654
238	KLDiscovery, Inc., Expiration Date: December 1, 2025*	71
22	Landcadia Holdings II, Inc., Expiration Date: May 9, 2026*	97
1,038	Legacy Acquisition Corp., Expiration Date: November 30, 2022*	555
1,187	Leisure Acquisition Corp., Expiration Date: December 28, 2022*	522
1,327	LifeSci Acquisition Corp., Expiration Date: February 14, 2025*	2,176
4,087	LIV Capital Acquisition Corp., Expiration Date: January 10, 2025*,8	1,921
903	Live Oak Acquisition Corp., Expiration Date: May 8, 2027*	885
2,047	Merida Merger Corp. I, Expiration Date: November 7, 2026*	1,044
177	Monocle Acquisition Corp., Expiration Date: June 12, 2024*	88
2,191	Netfin Acquisition Corp., Expiration Date: August 1, 2024*,8	2,958

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
1,101	New Providence Acquisition Corp., Expiration Date: September 1, 2024*	$1,365
1,433	Newborn Acquisition Corp., Expiration Date: February 3, 2025*,8	416
1,580	Orisun Acquisition Corp., Expiration Date: May 31, 2024*	480
994	Osprey Technology Acquisition Corp., Expiration Date: October 30, 2024*	1,392
195	Pershing Square Tontine Holdings Ltd., Expiration Date: July 24, 2025*	1,398
972	Pivotal Investment Corp. II, Expiration Date: June 1, 2025*	3,596
643	PropTech Acquisition Corp., Expiration Date: October 1, 2026*	1,061
260	Replay Acquisition Corp., Expiration Date: April 8, 2024*,1,8	247
831	ROTH CH ACQUISITION I Co., Expiration Date: January 28, 2025*	856
62	SC Health Corp., Expiration Date: August 21, 2024*,8	62
732	Schultze Special Purpose Acquisition Corp., Expiration Date: December 31, 2023*	380
1,107	Silver Spike Acquisition Corp., Expiration Date: December 31, 2024*,8	675
667	South Mountain Merger Corp., Expiration Date: June 20, 2024*	1,001
339	Stable Road Acquisition Corp., Expiration Date: May 15, 2026*	454
452	Sustainable Opportunities Acquisition Corp., Expiration Date: June 26, 2025*,8	814
712	Thunder Bridge Acquisition II Ltd., Expiration Date: November 30, 2026*,8	975
364	Trine Acquisition Corp., Expiration Date: March 5, 2024*	955
521	Tuscan Holdings Corp., Expiration Date: April 1, 2026*	266
1,001	Tuscan Holdings Corp. II, Expiration Date: July 16, 2025*	430
1,990	Union Acquisition Corp. II, Expiration Date: April 1, 2025*,8	1,493
1,319	Yunhong International, Expiration Date: January 31, 2027*,8	238
	TOTAL WARRANTS
	(Cost $0)	59,854
	SHORT-TERM INVESTMENTS – 6.7%
5,864,176	Morgan Stanley Institutional Liquidity Fund – Government Portfolio – Institutional Class, 0.02%1,10	5,864,176
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,864,176)	5,864,176
	TOTAL INVESTMENTS – 104.5% (Cost $91,955,368)	91,702,778
	Liabilities in Excess of Other Assets – (4.5)%	(3,904,424)
	TOTAL NET ASSETS – 100.0%	$87,798,354
	SECURITIES SOLD SHORT – (1.0)%
	EXCHANGE-TRADED FUNDS – (1.0)%
(26,350)	Invesco Senior Loan ETF	(572,849)
(2,475)	iShares iBoxx High Yield Corporate Bond ETF	(207,653)
(1,000)	SPDR Bloomberg Barclays High Yield Bond ETF	(104,270)
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $882,274)	(884,772)
	TOTAL SECURITIES SOLD SHORT (Proceeds $882,274)	$(884,772)

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2020 (Unaudited)

ETF – Exchange-Traded Fund
LLC – Limited Liability Company
LP – Limited Partnership
* Non-income producing security.
1 All or a portion of this security is segregated as collateral for securities sold short and written options contracts. The market value of the securities pledged as collateral was $8,165,771, which represents 9.3% of total net assets of the Fund.
2 Callable.
3 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $15,501,754, which represents 17.66% of total net assets of the Fund.
5 Step rate security.
6 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
7 Level 3 securities fair valued under procedures established by the Board of Trustees, represents 13.26% of Net Assets. The total value of these securities is $11,640,589.
8 Foreign security denominated in U.S. Dollars.
9 Convertible security.
10 The rate is the annualized seven-day yield at period end.
See accompanying Notes to Financial Statements.

THE RELATIVE VALUE FUND
SCHEDULE OF INVESTMENTS — Continued
September 30, 2020 (Unaudited)

Securities With Restrictions On Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
Bailard Real Estate Investment Trusta	Quarterly	30 Days	$4,400,000	$4,233,388	1/1/2019
DSC Meridian Credit Opportunities Onshore Fund LPa	Quarterlyb	65 Days	2,200,000	2,327,954	10/1/2018
Linden Investors LPa	Quarterlyc	65 Days	2,700,000	2,999,988	10/1/2018
Pender Capital Asset Based Lending Fund I, L.P.a	Quarterly	90 Days	1,500,000	1,500,000	8/16/2019
Pomona Investment Fund	Quarterly	75 Days	7,537,447	7,798,022	10/1/2018
ShoreBridge Point72 Select, LLCa	Quarterlyb	55 Days	2,700,000	2,944,504	5/1/2019
Walleye Opportunities Fund LPa	Monthlyc	45 Days	2,675,000	2,770,539	12/1/2018
Whitebox Asymmentric Opportunities Fund, LPa	Quarterlyc	60 Days	649,378	578,637	10/1/2018
Totals			$24,361,825	$25,153,032

a Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
b The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.
c The Private Investment Fund can institute a gate provision on redemptions at the fund level of 20 – 25% of the fair value of the investment in the Private Investment Fund.
See accompanying Notes to Schedule of Investments.

The Relative Value Fund
SUMMARY OF INVESTMENTS*
As of September 30, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	19.2%
Bank Loans	10.7%
Closed-End Funds	37.5%
Collateralized Mortgage Obligations	3.4%
Common Stocks
Financials	2.1%
Industrials	0.1%
Consumer Discretionary	0.1%
Health Care	0.0%
Consumer Staples	0.0%
Technology	0.0%
Total Common Stocks	2.3%
Corporate Bonds	0.1%
Exchange-Traded Debt Securities	0.7%
Mutual Funds	3.9%
Private Investment Funds	19.8%
Rights	0.0%
Warrants	0.1%
Short-Term Investments	6.7%
Total Investments	104.4%
Liabilities in Excess of Other Assets	(4.4)%
Total Net Assets	100.0%

* This table does not include securities sold short. Please refer to the Schedule of Investments for information on securities sold short.
See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $91,955,368)	$91,702,778
Cash	3,477
Cash deposited with broker	1,526,348
Receivables:
Investment securities sold	24,815
Fund shares sold	124,985
Dividends and interest	633,055
Prepaid expenses	44,175
Prepaid organization and offering costs	210
Total assets	94,059,843
Liabilities:
Securities sold short, at value (proceeds $882,274)	884,772
Payables:
Investment securities purchased	118,596
Fund shares redeemed	5,195,165
Advisory fees	31,782
Auditing fees	24,348
Dividends and interest on securities sold short	772
Chief Compliance Officer fees	29
Accrued other expenses	6,025
Total liabilities	6,261,489
Net Assets	$87,798,354
See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF ASSETS AND LIABILITIES — Continued
As of September 30, 2020 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$88,291,584
Total accumulated deficit	(493,230)
Net Assets	$87,798,354
Maximum Offering Price per Share:
CIA Class Shares:
Net assets applicable to shares outstanding	$87,798,354
Shares of common stock issued and outstanding	3,526,520
Net asset value per share	$24.90
See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2020 (Unaudited)

Investment Income:
Dividends	$972,998
Interest	1,340,294
Total investment income	2,313,292
Expenses:
Advisory fees	197,128
Fund services expense	54,824
Legal fees	39,102
Registration fees	26,104
Auditing fees	22,867
Dividends on securities sold short	16,613
Trustees’ fees and expenses	14,038
Shareholder reporting fees	12,090
Chief Compliance Officer fees	11,254
Interest on securities sold short	10,812
Insurance fees	6,703
Miscellaneous	5,728
Total expenses	417,263
Advisory fees waived and other expenses absorbed	(15,294)
Net expenses	401,969
Net investment income	1,911,323
Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short
Net realized gain (loss) on:
Investments	(918,084)
Securities sold short	9,583
Net realized loss	(908,501)
Net change in unrealized appreciation/depreciation on:
Investments	9,663,968
Securities sold short	(69,070)
Net change in unrealized appreciation/depreciation	9,594,898
Net realized and unrealized gain on investments, securities sold short and warrants	8,686,397
Net Increase in Net Assets from Operations	$10,597,720
See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,911,323	$1,738,173
Net realized gain (loss) on investments, purchased options contracts, securities sold short, warrants, and written options contracts	(908,501)	612,600
Net change in unrealized appreciation/depreciation on investments, purchased option contracts, securities sold short, and written options contracts	9,594,898	(9,711,181)
Net increase (decrease) in net assets resulting from operations	10,597,720	(7,360,408)
Distributions to Shareholders:
Distributions:
CIA Class	(1,915,772)	(1,816,644)
From return of capital
CIA Class	—	(35,787)
Total distributions to shareholders	(1,915,772)	(1,852,431)
Capital Transactions:
Net proceeds from shares sold:
CIA Class	21,020,219	59,005,950
Reinvestment of distributions:
CIA Class	389,415	625,696
Cost of shares redeemed:
CIA Class	(5,861,684)	(4,046,570)
Net increase in net assets from capital transactions	15,547,950	55,585,076
Total increase in net assets	24,229,898	46,372,237
Net Assets:
Beginning of period	63,568,456	17,196,219
End of period	$87,798,354	$63,568,456
Capital Share Transactions:
Shares sold:
CIA Class	887,059	2,321,152
Shares reinvested:
CIA Class	16,540	24,493
Shares redeemed:
CIA Class	(237,125)	(169,738)
Net increase in capital share transactions	666,474	2,175,907
See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2020 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$10,597,720
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(31,698,554)
Sales of long-term portfolio investments	14,043,106
Proceeds from securities sold short	734,182
Cover short securities	(399,355)
Purchases of short-term investments, net	(521,441)
Return of capital dividends received	524,119
Increase in cash deposited with broker for securities sold short	(835,313)
Increase in dividends and interest receivable	(286,602)
Decrease in due from Advisor	2,561
Increase in prepaid expenses	(18,323)
Increase in advisory fees	34,343
Decrease in dividends and interest on securities sold short	(751)
Decrease in accrued expenses	(47,751)
Net amortization on investments	(53,531)
Net realized loss	881,295
Net change in unrealized appreciation/depreciation	(9,594,898)
Net cash used for operating activities	(16,639,193)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	21,569,159
Cost of shares redeemed	(3,412,584)
Dividends paid to shareholders, net of reinvestments	(1,526,357)
Net cash provided by financing activities	16,630,218
Net decrease in cash	(8,975)
Cash:
Beginning of period	12,452
End of period	$3,477
Non-cash financing activities not included herein consist of  $389,415 of reinvested dividends.
See accompanying Notes to Financial Statements.

The Relative Value Fund
FINANCIAL HIGHLIGHTS
CIA Class

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31,		For The Period June 12, 2017* Through March 31, 2018
		2020	2019
Net asset value, beginning of period	$22.23	$25.14	$24.77	$25.00
Income from Investment Operations:
Net investment income1	0.58	1.01	0.86	0.08
Net realized and unrealized gain (loss) on investments	2.68	(2.96)	(0.06)	(0.20)
Total from investment operations	3.26	(1.95)	0.80	(0.12)
Less Distributions:
From net investment income	(0.59)	(0.88)	(0.28)	(0.05)
From net realized gains	—	(0.06)	(0.15)	(0.06)
From return of capital	—	(0.02)	—	—
Total distributions	(0.59)	(0.96)	(0.43)	(0.11)
Redemption fee proceeds1	—	—	—	—
Net asset value, end of period	$24.90	$22.23	$25.14	$24.77
Total return	10.40%2	(4.89)%	3.28%	(0.50)%2
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$87,798	$63,568	$17,196	$12,595
Ratio of expenses to average net assets:
(including dividends and interest on securities sold short)
Before fees waived4	1.06%3	1.36%	5.28%	6.89%3
After fees waived4	1.02%3	1.05%	2.35%	2.45%3
Ratio of net investment income to average net assets:
(including dividends and interest on securities sold short)
Before fees waived	4.81%3	3.66%	0.49%	(4.05)%3
After fees waived	4.85%3	3.97%	3.42%	0.39%3
Portfolio turnover rate	19%2	48%	374%	264%2

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Not annualized.
3 Annualized.
4 If dividends and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.07% for the six months ended September 30, 2020, 0.10%, 0.43%, and 0.50% for the years ended March 31, 2020 and 2019, and period ended March 31, 218 respectively.
See accompanying Notes to Financial Statements.

The Relative Value Fund
Notes to Financial Statements
September 30, 2020 (Unaudited)

Note 1 — Organization
The Relative Value Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Agreement and Declaration of Trust dated November 23, 2016 (the “Declaration of Trust”). The Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund uses a “multi-manager” approach whereby all or a portion the Fund’s assets are allocated to one or more sub-advisers, in percentages determined at the discretion of Vivaldi Asset Management, LLC the (“Investment Manager”). In pursuing the Fund’s strategies, the Investment Manager and Sub-Advisers (as defined in Note 3) may invest directly in individual securities or through closed-end and open-end registered investment companies, private investment funds and other investment vehicles that invest or trade in a wide range of investments. The Fund commenced investment operations on June 12, 2017.
The SEC granted the Fund an exemptive order on November 21, 2017 permitting the Fund to offer multiple classes of shares. The Fund offers two classes of shares, Advisor Class Shares and CIA Class Shares. Only the CIA Class of shares has been issued as of September 30, 2020.
The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights with respect to that distribution plan.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
The Fund’s Valuation Committee oversees the valuation of the Fund’s investments on behalf of the Fund. The Board of Trustees of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices

The Relative Value Fund
Notes to Financial Statements — Continued
September 30, 2020 (Unaudited)

are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Investment Manager or a Sub-Adviser (as defined in Note 3) not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the “mark”.
Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.
If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective daily closing net asset values.
The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.

The Relative Value Fund
Notes to Financial Statements — Continued
September 30, 2020 (Unaudited)

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gains or losses from investments and foreign currency.
Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.
(c) Short Sales
Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan, which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and/or will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account as required by each respective broker-dealer. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.
(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Relative Value Fund
Notes to Financial Statements — Continued
September 30, 2020 (Unaudited)

(e) Exchange Traded Funds
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other funds that invest directly in securities.
Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.
(f) Closed-end Funds (“CEFs”)
The Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.
(g) Private Investment Funds
The Fund may also invest in private investment funds (i.e., investment funds that would be investment companies but for the exemptions under Section 3(c)(1) or 3(c)(7) of the Investment Company Act) that invest or trade in a wide range of securities. When the Fund invests in securities issued by private investment funds, it will bear its pro rata portion of the private funds’ expenses. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A private investment fund in which the Fund invests has its own investment risks, and those risks can affect the value of the private investment fund’s shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of a private investment fund will be achieved. A private investment fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such private investment fund at a time that is unfavorable to the Fund. In addition, one private investment fund may buy the same securities that another private investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.
(h) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on

The Relative Value Fund
Notes to Financial Statements — Continued
September 30, 2020 (Unaudited)

a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.
(i) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2020 and during the open tax years ended March 31, 2018 to March 31, 2020 and from the commencement of operations on June 12, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(j) Distributions to Shareholders
The Fund makes monthly distributions to its shareholders equal to 5% annually of the Fund’s net asset value per Share (the “Distribution Policy”). This predetermined dividend rate may be modified by the Board from time to time. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.
If, for any distribution, investment company taxable income (which term includes net short-term capital gain), if any, and net tax-exempt income, if any, is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold and the difference will generally be a tax-free return of capital from the Fund’s assets. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). This Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital

The Relative Value Fund
Notes to Financial Statements — Continued
September 30, 2020 (Unaudited)

resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.
Note 3 — Investment Advisory and Other Agreements
The Fund has entered into an Investment Advisory Agreement (the “Agreement”) with the Investment Manager. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Investment Manager at the annual rate of 0.50% of the Fund’s average daily net assets. Prior to March 9, 2019, the Fund paid a monthly investment advisory fee to the Investment Manager at the annual rate of 1.50% of the Fund’s average daily net assets. The Investment Manager has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, acquired fund fees and expenses (as determined in accordance with Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation) do not exceed 0.95% of the Fund’s average daily net assets for CIA Class Shares until August 1, 2021. This agreement to waive fees and/or pay for operating expenses may be terminated before that date by the Fund or the Investment Manager upon 30 days’ written notice. Prior to March 9, 2019, the Investment Manager had agreed to limit the total expenses of the Fund to 1.95% of the Fund’s average daily net assets for the CIA Class Shares.
The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated amongst the Investment Manager and one or more sub-advisers in percentages determined at the discretion of the Investment Manager. Currently, the Investment Manager has engaged RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC, (each, a “Sub-Adviser” and together, the “Sub-Advisers”) to manage certain assets of the Fund and pays the Sub-Advisers from its advisory fees. Pursuant to separate sub-advisory agreements, the Investment Manager (and not the Fund) has agreed to pay RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC a sub-advisory fee payable on a monthly basis at the annual rate of 0.80% and 0.80%, respectively, of their portion of the Fund’s average daily net assets for the services they provide. Prior to April 1, 2020, the Investment Manager had agreed to pay RiverNorth Capital Management, LLC a sub-advisory fee payable on a monthly basis at the annual rate of 1.00%.
For the six months ended September 30, 2020, the Investment Manager waived its fees and absorbed other expenses totaling $15,294. For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses absorbed by the Investment Manager, the Investment Manager may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, and (b) the limitation on Fund expenses at the time of the recoupment. At September 30, 2020, the amount of these potentially recoverable expenses was $878,406. The Adviser may recapture all or a portion of this amount no later than March 31st of the year stated below:
2021	$375,201
2022	$352,938
2023	$134,973
2024	$15,294
Total	$878,406

The Relative Value Fund
Notes to Financial Statements — Continued
September 30, 2020 (Unaudited)

Foreside Fund Services, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.
A trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with the Fund’s administrator. For the six months ended September 30, 2020, the Fund’s allocated fees incurred for trustees are reported on the Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2020 are reported on the Statement of Operations.
Note 4 — Federal Income Taxes
At September 30, 2020, gross unrealized appreciation and depreciation of investments and short securities owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$91,127,333
Gross unrealized appreciation	$3,748,409
Gross unrealized depreciation	(3,787,636)
Net unrealized depreciation on investments	$(309,227)
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2019, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$(35,597)	$35,597
As of December 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$155,287
Undistributed long-term capital gains	374,666
Tax accumulated earnings	529,953
Accumulated capital and other losses	—
Unrealized depreciation on investments	(9,928,081)
Total accumulated deficit	$(9,398,128)

The Relative Value Fund
Notes to Financial Statements — Continued
September 30, 2020 (Unaudited)

The tax character of distributions paid during the year ended December 31, 2019 and December 31, 2018 were as follows:
Distribution paid from:	2019	2018
Ordinary income	$1,273,602	$196,387
Net long-term capital gains	—	10,823
Total taxable distributions	$1,273,602	$207,210
Note 5 — Investment Transactions
For the six months ended September 30, 2020, purchases and sales of investments, excluding short-term investments, were $31,710,725 and $13,833,497, respectively. Proceeds from securities sold short and cover short securities were $706,424 and $386,383, respectively, for the same period.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Repurchase of Shares
The Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers quarterly with a valuation date on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its shares at their net asset value as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable (each such date, a “Valuation Date”). Each repurchase offer will be for no less than 5% of the shares outstanding, but if the value of shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of shares tendered. In such event, Shareholders will have their shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered shares repurchased by the Fund. Shareholders tendering shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer, which date will be approximately 14 days prior to the Valuation Date.
The results of the repurchase offers conducted for the six months ended September 30, 2020 are as follows:
	Repurchase Offer	Repurchase Offer
Commencement Date	May 15, 2020	August 17, 2020
Repurchase Request	June 16, 2020	September 16, 2020
Repurchase Pricing date	June 30, 2020	September 30, 2020
Net Asset Value as of Repurchase Offer Date
CIA Class	$23.75	$24.85
Amount Repurchased
CIA Class	$666,520	$5,195,165
Percentage of Outstanding Shares Repurchased
CIA Class	0.85%	5.60%

The Relative Value Fund
Notes to Financial Statements — Continued
September 30, 2020 (Unaudited)

Note 8 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such, investments in securities with a fair value of  $25,153,032 are excluded from the fair value hierarchy as of September 30, 2020.

The Relative Value Fund
Notes to Financial Statements — Continued
September 30, 2020 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$—	$14,613,710	$2,250,000	$16,863,710
Bank Loans	—	—	9,390,589	9,390,589
Closed-End Funds	20,152,972	5,017,911	—	25,170,883
Collateralized Mortgage Obligations	—	2,988,898	—	2,988,898
Common Stocks*	2,022,948	—	—	2,022,948
Corporate Bonds**	—	132,021	—	132,021
Exchange-Traded Debt Securities*	580,099	—	—	580,099
Mutual Funds	3,468,649	—	—	3,468,649
Rights	7,919	—	—	7,919
Warrants	59,854	—	—	59,854
Short-Term Investments	5,864,176	—	—	5,864,176
Subtotal	$32,156,617	$22,752,540	$11,640,589	$66,549,746
Closed End Funds				$7,798,022
Private Investment Funds				$17,355,010
Total Investments				$91,702,778
Liabilities
Securities Sold Short
Exchange-Traded Funds	$884,772	$—	$—	$884,772
Total Securities Sold Short	$884,772	$—	$—	$884,772

* All common stocks and exchange-traded debt securities in the Fund are Level 1 securities. For a detailed break-out of common stocks and exchange-traded debt securities by major industry classification, please refer to the Schedule of Investments.
** All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

The Relative Value Fund
Notes to Financial Statements — Continued
September 30, 2020 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
	Asset-Backed Securities	Bank Loans	Common Stocks
Balance as of March 31, 2020	$—	$6,269,871	$670,838
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Total gains or losses for the period
Included in earnings (or changes in net assets)	—	182,917	(11)
Included in other comprehensive income	—	—	—
Net purchases	2,250,000	4,930,874	—
Net sales	—	(1,993,073)	(670,827)
Balance as of September 30, 2020	$2,250,000	$9,390,589	$0
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$—	$168,398	$—
The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2020:
Investments	Fair Value	Valuation Technique(s)	Unobservable Input	Range of Input
Asset-Backed Securities	$2,250,000	Recent Transaction Price	Recent Transaction Price	N/A
Bank Loans	$9,390,589	Recent Transaction Price	Recent Transaction Price	N/A
Note 9 — Commitments
As of September 30, 2020, the Fund had outstanding investment commitments to Bank Loans totaling approximately $319,846. The Fund had no unfunded capital commitments as of September 30, 2020.
Note 10 — Risk Factors
An investment in the Fund involves various risks. The Fund allocates assets to Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.
No guarantee or representation is made that the investment program will be successful.
In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund,

The Relative Value Fund
Notes to Financial Statements — Continued
September 30, 2020 (Unaudited)

including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.
Note 11 — Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events, which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.
There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

The Relative Value Fund
FUND INFORMATION (Unaudited)
September 30, 2020

Approval of the Investment Management and Sub-Advisory Agreements
At the meeting of the Board held on June 3-4, 2020, by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), approved proposed amendments to the Investment Management Agreement between the Investment Manager and the Fund and the Sub-Advisory Agreement among the Fund, the Investment Manager and RiverNorth Capital Management (“RiverNorth”) to reflect a change in the allocation of the advisory fee between the Investment Manager and RiverNorth (collectively, the “Amended Advisory Agreements”). Pursuant to relief granted by the U.S. Securities and Exchange Commission in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the June 3-4, 2020 meeting was held by videoconference.
In advance of the June 3-4 meeting, the Independent Trustees requested and received materials from the Investment Manager and RiverNorth, respectively, to assist them in considering the approval of the Amended Advisory Agreements. The Independent Trustees also considered the materials that had been submitted pursuant to the Board’s annual review of the Investment Management Agreement and the Sub-Advisory Agreement at the Board’s March 4, 2020 meeting. The Board did not consider any single factor as controlling in determining whether or not to approve the Amended Advisory Agreements. Nor are the items described herein all encompassing of the matters considered by the Board.
The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Amended Advisory Agreements.
NATURE, EXTENT AND QUALITY OF SERVICES
The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Fund under the Investment Management Agreement and by RiverNorth under the Sub-Advisory Agreement, including the selection of Fund investments. The Board considered RiverNorth’s statement that the proposed reduction of its sub-advisory fee would not change the nature, level or quality of services it provides to the Fund. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager and RiverNorth to the Fund including, among other things, providing office facilities, equipment, and personnel. The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Investment Manager and RiverNorth who provide the investment advisory and administrative services to the Fund. The Board determined that the Investment Manager’s and RiverNorth’s portfolio managers and key personnel are well-qualified by education and/or training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account the Investment Manager’s and RiverNorth’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory, sub-advisory and administrative services provided to the Fund was satisfactory.
PERFORMANCE
The Board considered the investment performance of the Investment Manager and RiverNorth with respect to the Fund. The Board considered the performance of the Fund, noting that the Fund had underperformed its Benchmark for the quarter ended March 31, 2020 and discussed the steps the Investment Manager is taking to improve Fund performance.

The Relative Value Fund
FUND INFORMATION (Unaudited) — Continued
September 30, 2020

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER INVESTMENT MANAGERS
The Board reviewed the advisory fee rate and total expense ratio of the Fund, noting that the Investment Manager pays RiverNorth from its fee and therefore the reallocation of the fees would have no impact on the Fund’s expense ratio. They noted that the change in the allocation of the advisory fee between the Investment Manager and RiverNorth was the impetus for the Board’s consideration of the Amended Advisory Agreements at this Meeting. Mr. Deringer noted that the Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including reports on the expenses of other comparable funds and other funds managed by the Investment Manager and RiverNorth during the Board meeting held on March 4, 2020. The Board noted that the advisory fees were comparable to the fees payable by other funds managed by the Investment Manager. In addition, the Board noted that the Investment Manager has contractually agreed to limit total annual operating expenses until assets support the expenses of the Fund. The Board concluded that the advisory fees paid by the Fund, the reduced sub-advisory fees to be paid to RiverNorth and total expense ratio were reasonable and satisfactory in light of the services provided.
BREAKPOINTS AND ECONOMIES OF SCALE
The Board reviewed the structure of the Fund’s investment management under the Amended Advisory Agreements. The Board considered the Fund’s advisory and sub-advisory fees and concluded that the fees were reasonable and satisfactory in light of the services provided. The Board also determined that, given the Fund’s current size, economies of scale were not present at this time.
PROFITABILITY OF INVESTMENT MANAGER AND RIVERNORTH
The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager and RiverNorth from their respective relationships with the Fund. The Board also reviewed the Investment Manager’s and RiverNorth’s financial condition. The Board noted that the financial condition of each appeared stable. The Board determined that the advisory fees, RiverNorth’s sub-advisory fees and the compensation to the Investment Manager and RiverNorth were reasonable and the financial condition of each was adequate.
ANCILLARY BENEFITS AND OTHER FACTORS
The Board also discussed other benefits to be received by the Investment Manager and RiverNorth from their management of the Fund including, without limitation, the ability to market their advisory services for similar products in the future. The Board noted that neither the Investment Manager nor RiverNorth has affiliations with the Fund’s transfer agent, fund accountant, custodian, or distributor and, therefore, they do not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the changes to advisory and sub-advisory fees were reasonable in light of the fall-out benefits to the Investment Manager and RiverNorth, respectively.
GENERAL CONCLUSION
Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the Amended Advisory Agreements.

The Relative Value Fund
FUND INFORMATION (Unaudited) — Continued
September 30, 2020

	TICKER	CUSIP
The Relative Value Fund — CIA Class Shares	VFLEX	75943J100
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov. or without charge and upon request by calling the Fund at (877) 779-1999.
Qualified Dividend Income
For the year ended December 31, 2019, 19.45% of dividends to be paid from net investment income, including short term capital gains from the Fund (if any), are designated as qualified dividend income.
Corporate Dividends Received Deduction
For the year ended December 31, 2019, 17.09% of the dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as dividends received deduction available to corporate shareholders.
The Relative Value Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-199

The Relative Value Fund
PRIVACY POLICY
(Unaudited)

PRIVACY POLICY
FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
account balances

•
account transactions

•
transaction history

•
wire transfer instructions

•
checking account information

Even when you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

The Relative Value Fund
PRIVACY POLICY  —  Continued
(Unaudited)

What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
open an account

•
provide account information

•
give us your contact information

•
make a wire transfer

•
tell us where to send money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
sharing for affiliates’ everyday business purposes — information about your creditworthiness

•
sharing for affiliates from using your information to market to you

•
sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies such as Vivaldi Asset Management, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market.
Questions?	Call 1-877-779-1999.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Relative Value Fund

By (Signature and Title)* /s/ Michael Peck

Michael Peck, President

(Principal Executive Officer)

Date December 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael Peck

Michael Peck, President

(Principal Executive Officer)

Date December 9, 2020

By (Signature and Title)* /s/ Chad Eisenberg

Chad Eisenberg, Treasurer

(Principal Financial Officer)

Date December 9, 2020

* Print the name and title of each signing officer under his or her signature.